Valuation of debt and equity investments and certain liabilities (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Auction Rate Securities Assets [Member]
Changes in fair value during the period pre tax [Abstract]
Beginning balance	$ 257	$ 458
Change in fair value of contingent consideration - included in operating profit	0	0
Change in unrealized loss – included in AOCI	(1)	10
Redemptions and sales	(122)	(188)
Transfers into Level 2		(23)
Ending balance	134	257
Contingent Consideration [Member]
Changes in fair value during the period pre tax [Abstract]
Beginning balance	8	18
Change in fair value of contingent consideration - included in operating profit	(8)	(10)
Change in unrealized loss – included in AOCI	0	0
Redemptions and sales	0	0
Transfers into Level 2		0
Ending balance	$ 0	$ 8